SUBORDINATED DEBT (Details) - Fixed-to-Floating Rate Subordinated Notes [Member] - USD ($) $ in Millions		12 Months Ended
	Oct. 13, 2016	Dec. 31, 2018
Debt Instruments [Abstract]
Face amount of notes issued	$ 10
Sale price percentage to face amount	100.00%
Interest rate	6.90%
Maturity date		Oct. 15, 2026
LIBOR [Member]
Debt Instruments [Abstract]
Term of variable interest rate		3 months
Basis spread on variable rate	5.718%